Income Tax - Effect of tax holiday (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Income Tax
Tax saving amount due to preferential tax rates | ¥	¥ 370,178	¥ 538,014	¥ 422,996
Income per share effect- basic	0.45	0.68	0.54
Income per share effect- diluted	0.45	0.68	0.54